CONSOLIDATED BALANCE SHEETS	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)
Current assets
Cash and cash equivalents	$ 22,544,893	$ 23,834,125
Accounts receivable, net	140,112	252,215
Prepayments	415,036	1,671,750
Advance for investment	1,840,897	1,732,775
Amounts due from a related party	59,157
Deferred tax assets	365,930
Other receivables	29,362	33,059
Total current assets	25,395,387	27,523,924
Non-current assets
Long-term investment	13,273,361	14,956,443
Goodwill	4,168,219	4,581,112
Property and equipment, net	7,610,476	10,699,010
Intangible assets, net	10,530,838	15,332,396
Operating Right-of-use asset, net	164,566
Total non-current assets	35,747,460	45,568,961
TOTAL ASSETS	61,142,847	73,092,885
Current liabilities
Accounts payable	47,793	77,266
Taxes payable	164,855	127,645
Amounts due to a related party	39,639	46,649
Accrued expenses	1,537,511	861,550
Deferred revenue-current	3,193,145	6,864,731
Deferred tax liabilities	31,334	38,744
Operating Lease Liability-current	163,403
Total current liabilities	5,177,680	8,016,585
Non-current liabilities
Long-term loans	13,241,558	14,809,302
Deferred revenue-noncurrent	3,320	3,713
Operating Lease Liability-noncurrent	57,852
Total non-current liabilities	13,302,730	14,813,015
TOTAL LIABILITIES	18,480,410	22,829,600
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 14,900,000 and 14,900,000 shares issued and outstanding as of 30 September, 2022 and 31 March, 2022, respectively	2,980	2,980
Additional paid-in capital	18,055,407	18,055,407
Statutory reserve	745,590	745,590
Retained Earning	26,034,769	29,018,885
Accumulated other comprehensive income	(2,176,309)	2,440,423
TOTAL SHAREHOLDERS' EQUITY	42,662,437	50,263,285
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 61,142,847	$ 73,092,885